Long-Term Bank Loans	12 Months Ended
Dec. 31, 2015
Long-term Bank Loans [Abstract]
Long-term Bank Loans

(12) Long-term Bank Loans

	Interest rate per	12-31-2015		12-31-2014
Lender	annum	RMB	US$	RMB

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	4.41%	6,650	1,026	10,000
		6,650	1,026	10,000
Less: amounts classified as short-term loan		-	-	-
Less: long-term loan, current portion		(3,350)	(517)	(3,350)
Long-term Loan		3,300	509	6,650

Notes:

The principal amounts of the above long-term loans are repayable at the end of the loan period.

On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,612) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$540) per year with the remaining principal balance of RMB3,300 (US$532) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People's Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2015 is 4.41%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

In April 2014, the Company obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd (“Shandong SNTON”) to pay off five short-term loans to Bank of Communications Co., Ltd. In May, 2014 and 2015, we obtained loans for the amount of RMB15,000 and RMB10,000 from SNTON Group solely for the purpose of purchasing raw materials. The interest rate of both loans shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People's Bank of China which was exactly the same interest rate calculation method when we paid off the loans to Bank of Communications.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2015		December 31,2014	December 31,2013
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right				105,000
Bills receivable	-	-	-	-
Guarantee company	6,650	1,026	10,000	10,000
Restricted cash		-		-
	6,650	1,026	10,000	115,000

Long-term bank loans maturity for the next five years after December 31, 2015 are as follows:

	RMB	US$
Fiscal 2016	3,350	517
Fiscal 2017	3,300	509
Fiscal 2018	-	-
Fiscal 2019	-	-
Fiscal 2010	-	-